Unit Activity (Details)	6 Months Ended
Jun. 30, 2023 shares
Unit Activity
Convertible Preferred Units, Beginning balance	3,541,666
Convertible Preferred Units, End balance	3,541,666
February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Partners Capital Account Conversion Units Sale Of Units	0
May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of Units	0
General Partner Unit
Unit Activity
Units, Beginning balance	640,278
Units, Ending balance	640,278
General Partner Unit | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Partners Capital Account Conversion Units Sale Of Units	0
General Partner Unit | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of Units	0
Common Units [Member]
Unit Activity
Units, Beginning balance	34,045,081
Units, Ending balance	34,045,081
Common Units [Member] | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Partners Capital Account Conversion Units Sale Of Units	0
Common Units [Member] | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Conversion of Units	0
Class B Units [Member]
Unit Activity
Units, Beginning balance	252,405
Units, Ending balance	252,405
Class B Units [Member] | February 9, 2023: Quarterly conversion of Class B Units
Unit Activity
Partners Capital Account Conversion Units Sale Of Units	0
Class B Units [Member] | May 11, 2023: Quarterly conversion of Class B Units
Unit Activity
Partners Capital Account Conversion Units Sale Of Units	0